Investments: Investments Classified by Contractual Maturity Date (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortized cost of debt securities available for sale	$ 6,341	$ 7,903	$ 47,170
Residential Mortgage Backed Securities
Amortized cost of debt securities available for sale	3,926	5,206	10,847
Available-for-sale Securities, Debt Securities	4,195	5,610	11,598
Debt Securities
Amortized cost of debt securities available for sale	6,341	7,903	47,170
Available-for-sale Securities, Debt Securities	6,793	8,574	51,324
Due in one year or less
Amortized cost of debt securities available for sale		250
Available-for-sale Securities, Debt Securities		255
Due after one year through five years
Amortized cost of debt securities available for sale	1,325	1,344
Available-for-sale Securities, Debt Securities	1,470	1,535
Due after five years through ten years
Amortized cost of debt securities available for sale	1,090	1,103
Available-for-sale Securities, Debt Securities	$ 1,128	$ 1,174